Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

April 30, 2019

MCV-QTLY-0619
1.800359.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Media - 1.9%
Omnicom Group, Inc.	470,076	$37,620,182
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 3.2%
BorgWarner, Inc.	462,957	19,337,714
Lear Corp.	278,371	39,807,053
Magna International, Inc. Class A	73,261	4,076,242
		63,221,009
Household Durables - 2.1%
NVR, Inc. (a)	4,454	14,041,146
Toll Brothers, Inc.	687,941	26,210,552
		40,251,698
Specialty Retail - 4.8%
Best Buy Co., Inc.	559,043	41,598,390
Dick's Sporting Goods, Inc.	475,967	17,610,779
Williams-Sonoma, Inc. (b)	625,250	35,745,543
		94,954,712

TOTAL CONSUMER DISCRETIONARY		198,427,419

CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 1.0%
Kroger Co.	772,610	19,917,886
Food Products - 3.6%
Ingredion, Inc.	282,767	26,792,173
Tyson Foods, Inc. Class A	584,205	43,821,217
		70,613,390

TOTAL CONSUMER STAPLES		90,531,276

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Cimarex Energy Co.	467,787	32,118,255
ConocoPhillips Co.	177,039	11,174,702
Devon Energy Corp.	542,300	17,429,522
HollyFrontier Corp.	766,481	36,584,138
Occidental Petroleum Corp.	117,535	6,920,461
		104,227,078
FINANCIALS - 18.1%
Banks - 5.9%
KeyCorp	1,307,994	22,955,295
M&T Bank Corp.	288,058	48,990,024
PacWest Bancorp	319,117	12,621,077
Popular, Inc.	235,529	13,592,379
Western Alliance Bancorp. (a)	340,155	16,252,606
		114,411,381
Capital Markets - 4.5%
Affiliated Managers Group, Inc.	136,393	15,128,712
Franklin Resources, Inc.	367,343	12,706,394
Invesco Ltd.	1,206,558	26,508,079
Lazard Ltd. Class A	839,278	32,631,129
		86,974,314
Consumer Finance - 5.1%
Capital One Financial Corp.	92,371	8,574,800
Discover Financial Services	530,587	43,237,535
Synchrony Financial	1,399,578	48,523,369
		100,335,704
Insurance - 2.3%
Hartford Financial Services Group, Inc.	493,540	25,817,077
Torchmark Corp.	228,448	20,025,752
		45,842,829
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	123,217	5,846,647

TOTAL FINANCIALS		353,410,875

HEALTH CARE - 5.1%
Biotechnology - 0.3%
Amgen, Inc.	33,761	6,054,023
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	26,769	2,001,250
Henry Schein, Inc. (a)	284,602	18,231,604
Laboratory Corp. of America Holdings (a)	235,338	37,635,253
Universal Health Services, Inc. Class B	113,647	14,418,395
		72,286,502
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	160,853	20,873,894

TOTAL HEALTH CARE		99,214,419

INDUSTRIALS - 13.1%
Aerospace & Defense - 0.6%
Huntington Ingalls Industries, Inc.	49,424	11,000,794
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	144,290	11,687,490
Building Products - 0.2%
Masco Corp.	101,600	3,968,496
Electrical Equipment - 2.0%
Acuity Brands, Inc.	175,030	25,612,140
Regal Beloit Corp.	166,643	14,177,986
		39,790,126
Machinery - 8.9%
Allison Transmission Holdings, Inc.	136,397	6,391,563
Crane Co.	121,913	10,368,701
Cummins, Inc.	232,742	38,702,667
Ingersoll-Rand PLC	417,158	51,147,742
Oshkosh Corp.	160,357	13,243,885
Parker Hannifin Corp.	132,398	23,974,630
Snap-On, Inc.	178,326	30,008,699
		173,837,887
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc. Class A	186,117	15,568,687

TOTAL INDUSTRIALS		255,853,480

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	144,977	22,746,891
IT Services - 4.3%
Amdocs Ltd.	527,540	29,056,903
Cognizant Technology Solutions Corp. Class A	103,751	7,569,673
DXC Technology Co.	559,738	36,797,176
Maximus, Inc.	141,609	10,429,503
		83,853,255
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	145,295	6,403,151
KLA-Tencor Corp.	95,472	12,170,771
Lam Research Corp.	50,227	10,418,587
MKS Instruments, Inc.	80,907	7,363,346
ON Semiconductor Corp. (a)	217,250	5,009,785
		41,365,640
Software - 0.4%
Citrix Systems, Inc.	77,381	7,812,386

TOTAL INFORMATION TECHNOLOGY		155,778,172

MATERIALS - 7.0%
Chemicals - 4.1%
Huntsman Corp.	1,703,989	37,896,715
Innospec, Inc.	132,270	11,219,141
Westlake Chemical Corp.	434,834	30,329,672
		79,445,528
Metals & Mining - 2.5%
Nucor Corp.	362,765	20,702,999
Reliance Steel & Aluminum Co.	205,108	18,861,732
Steel Dynamics, Inc.	286,759	9,084,525
		48,649,256
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	321,705	8,058,710

TOTAL MATERIALS		136,153,494

REAL ESTATE - 13.4%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Apple Hospitality (REIT), Inc.	2,255,109	37,096,543
Brixmor Property Group, Inc.	2,076,566	37,129,000
Park Hotels & Resorts, Inc.	1,521,750	48,817,740
Simon Property Group, Inc.	127,021	22,063,548
		145,106,831
Real Estate Management & Development - 6.0%
CBRE Group, Inc. (a)	1,062,464	55,322,497
Jones Lang LaSalle, Inc.	310,841	48,046,693
Marcus & Millichap, Inc. (a)	308,627	13,301,824
		116,671,014

TOTAL REAL ESTATE		261,777,845

UTILITIES - 10.8%
Electric Utilities - 2.0%
OGE Energy Corp.	947,167	40,103,051
Gas Utilities - 1.8%
National Fuel Gas Co.	206,387	12,220,174
UGI Corp.	423,357	23,077,190
		35,297,364
Independent Power and Renewable Electricity Producers - 1.5%
NRG Energy, Inc.	708,209	29,156,965
Multi-Utilities - 5.5%
Ameren Corp.	731,174	53,207,532
Avangrid, Inc.	433,639	22,206,653
MDU Resources Group, Inc.	1,224,925	32,031,789
		107,445,974

TOTAL UTILITIES		212,003,354

TOTAL COMMON STOCKS
(Cost $1,838,363,734)		1,904,997,594

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.49% (c)	54,942,681	54,953,670
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	33,874,163	33,877,551
TOTAL MONEY MARKET FUNDS
(Cost $88,831,221)		88,831,221
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,927,194,955)		1,993,828,815
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(37,249,980)
NET ASSETS - 100%		$1,956,578,835

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$214,219
Fidelity Securities Lending Cash Central Fund	28,028
Total	$242,247

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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